RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

	Maturity	2022	2021
Assets
Others
Fundação Gerdau	December 31, 2022	—	2,678
		—	2,678

Liabilities
Joint ventures
Bradley Steel Processors Inc.	August 1, 2023	(24,890)	(24,648)
		(24,890)	(24,648)

	2022	2021	2020
Net financial income	(199)	6,089	8,277

b) Operations with related parties

During the years ended December 31, 2022, 2021 and 2020, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 1,480,619 as of December 31, 2022 (R$ 997,298 and R$ 887,945 as of December 31, 2021 and 2020, respectively) and purchases in the amount of R$ 311,691 as of December 31, 2022 (R$ 304,239 and R$ 208,948 as of December 31, 2021 and 2020, respectively). The net amount totals R$ 1,168,928 as of December 31, 2022 (R$ 693,058 and R$ 678,997 as of December 31, 2021 and 2020, respectively).

Additionally, the Company recorded income derived from rental agreement in the amount of R$ 829 as of December 31, 2022 (R$ 670 and R$ 524 as of December 31, 2021 and 2020, respectively).

During the year ended on December 31, 2020, the Company and its subsidiaries carried out transactions with controlling shareholders referring to the sale of property in the amount of R$ 21,204 with receivement in six annual installments adjusted by the positive variation of the IPCA. The decision about the buyer was made through a competitive market process that considered several potential buyers to whom the asset was presented, under the coordination of an independent specialized company. The sale price was determined based on independent valuations and carried out by professionals specialized in valuing tangible assets. As a conclusion of this process, the best proposal was recommended under the terms of the independent appraisal and, as it is a related party, it was approved by the Board of Directors, observing the terms of the Company’s Related Party Transactions Policy.

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2022	2021	2020
Gerdau Aços Longos S.A e Gerdau Açominas S.A	Subsidiary	Commercial Contract	59,644	mar/23	50,644	—	—
Gerdau Aços Longos S.A e Gerdau Açominas S.A	Subsidiary	Commercial Contract	33,550	mar/23	33,550	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	1,484,250	abr/23	982,378	1,099,258	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	400,000	400,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	set/26	400,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	set/26	400,000	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	out/27	2,225,417	2,771,455	—
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	5,322,363	Set/27	629,255	2,157,290	2,242,865
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	2,598,415	2,790,250	—
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	out/37	266,103	284,606	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	12,216	12,516	—
GTL Trade Finance Inc.	Subsidiary	Financing Agreements	1,117,100	abr/44	2,509,938	2,790,250	—
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	—	—	30,125

c) Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

The expense recognized related to key management salaries, variable compensation and benefits was R$ 42,164 for the year ended on December 31, 2022 (R$ 61,747 and R$ 33,773 for the years ended on December 31, 2021 and 2020, respectively).

Contributions to management’s defined contribution pension plans totaled R$ 2,040 for the year ended on December 31, 2022 (R$ 1,932 and R$ 1,416 for the years ended on December 31, 2021 and 2020, respectively).

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 19,548 for the year ended on December 31, 2022 (R$ 19,637 and R$ 19,328 for the years ended on December 31, 2021 and 2020, respectively).

The cost of social charges, related to the management of the Company, totaled R$ 20,455 for the year ended on December 31, 2022 (R$ 23,266 and R$ 27,830 for the years ended on December 31, 2021 and 2020, respectively).

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2022	2021	2020
Available at beginning of the year	3,712,436	6,456,248	6,717,872
Granted	840,496	709,990	733,218
Exercised	(1,135,503)	(3,453,802)	(937,325)
Cancelled	(2,262)	—	(64,112)
Others	—	—	6,595
Available at the end of the year	3,415,166	3,712,436	6,456,248

Additional information on the long-term incentive plan are presented in Note 27.

e) Convertible loan into equity interest

The Company has contracted a convertible loan into equity interest with the company Brasil ao Cubo Construção modular Ltda., which is presented in the line of Other non-current assets, in the amount of R$ 140,988 on December 31, 2022 (R$ 91,666 on December 31, 2021). Brasil ao Cubo S.A. operates in the construction of buildings, the manufacture of metallic structures, the manufacture of metal frames, the manufacture of locksmith articles, with the exception of frames, retail trade of construction materials in general and engineering services. On January 10, 2023, the Company converted into equity interest a convertible loan with the Brasil ao Cubo S.A. On the same date, the Company also acquired some shareholdings from the original shareholders in the amount of R$ 37 million and, as a result of these operations, became the holder of 44.66% of the total capital of this company.

f) Other information from related parties

Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$ 36,860 (R$ 35,595 on December 31, 2021). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in Note 21.